Shareholders' Equity - Additional Information (Detail) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	1 Months Ended	11 Months Ended	12 Months Ended			0 Months Ended	2 Months Ended	12 Months Ended			12 Months Ended				12 Months Ended
	Sep. 30, 2007	Jan. 22, 2014	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011	Jan. 22, 2014 Carnival Corp	Jan. 22, 2013 Carnival Corp	Nov. 30, 2013 Carnival Corp	Nov. 30, 2012 Carnival Corp	Nov. 15, 2012 Carnival Corp	Nov. 30, 2013 CARNIVAL PLC	Nov. 30, 2011 CARNIVAL PLC	Jan. 22, 2014 Subsequent Event Carnival Corp	Jan. 22, 2014 Subsequent Event CARNIVAL PLC	Nov. 30, 2013 Repurchase Agreements [Member] Carnival Corp	Nov. 30, 2012 Repurchase Agreements [Member] Carnival Corp	Nov. 30, 2011 Repurchase Agreements [Member] Carnival Corp
Stockholders Equity Note [Line Items]
Preferred stock, authorized								40	40
Share repurchase program, aggregate value authorized for repurchase	$ 1,000,000,000
Stock repurchase program, remaining authorized amount		975,000,000				1,000,000,000	165,000,000
Repurchase of Common Stock (in shares)								0.9				1.3			2.8	2.6	13.5
Share repurchased, Value			138,000,000	90,000,000	454,000,000							41,000,000			103,000,000	90,000,000	413,000,000
Share repurchase program additional authorized shares for repurchase								32.8			19.2
Stock repurchase program, remaining authorized shares													32.0	18.1
Stock Issued During Period, Shares, Treasury Stock Reissued											0.9
Sales of treasury stock			35,000,000	0	0						35,000,000
Common stock reserved for issuance pursuant to employee benefit and dividend reinvestment plans								20
Common stock reserved for issuance pursuant to employee benefit plans											20
Dividends payable, per share (USD per share)										$ 0.50
Dividends payable			$ 194,000,000	$ 583,000,000						$ 400,000,000
2012 quarterly dividend per share (USD per share)								$ 0.25
Dividends Payable, Date to be Paid, Year and Month										2012-12